Convertible Debentures	12 Months Ended
Jan. 31, 2023
Convertible Debenture

10. Convertible Debentures

Convertible Debentures $

Balance, January 31, 2020	–
Proceeds from issuances of convertible debentures	800,000
Transfer of conversion component to equity	(12,671)
Repayment	(200,000)
Conversion to common shares	(100,000)
Accretion	12,671

Balance, January 31, 2021	500,000
Repayment	(250,000)
Debt modification	(56,264)
Accretion and interest	44,144

Balance, January 31, 2022	237,880
Debt modification	197,205
Accretion and interest	50,247
Conversion to common shares (Note 12(b))	(485,332)

Balance, January 31, 2023	–

On September 4, 2020, the Company issued an unsecured convertible debenture with a non-related party for $500,000. The debenture bore interest at 8% per annum, had an original maturity date of December 3, 2020 and was convertible into common shares at a conversion price equal to $1.15 per common share. On April 1, 2021, the maturity date was amended to May 3, 2022. On June 3, 2021, $250,000 of the note was repaid. On October 31, 2022, the conversion price was amended to $0.20 per common share and a loss on debt modification of $197,205 was recorded. On the same date, principal amount and accrued interest of convertible debenture totaling $308,028 was converted into 1,540,135 common shares (Note 12(b)) at a conversion price of $0.20.

On September 23, 2020, the Company issued an unsecured convertible debenture with a non-related party for $200,000. The debenture bore interest at 8% per annum and had a maturity date of December 22, 2020. The note was convertible into common shares at a conversion price equal to $1.15 per common share. The principal and accrued interest was repaid in full on November 1, 2020.

On September 25, 2020, the Company issued an unsecured convertible debenture with a non-related party for $100,000. The debenture bore interest at 8% per annum and had a maturity date of December 24, 2020. The note was convertible into common shares at a conversion price equal to $1.15 per common share. On January 14, 2021, 89,034 common shares were issued pursuant to the conversion of the outstanding principal and accrued interest on this convertible debenture totalling $102,389 (Note 12(s)).

The convertible debentures contained no financial covenants. The liability components of the convertible debentures were determined by using discounted cash flows to measure the fair values of similar liabilities that exclude convertibility features. Accretion expense on convertible debentures for the year ended January 31, 2023 was $5,834 (2022 - $1,076; 2021 - $12,671). As at January 31, 2022 and 2021, accrued interest of $43,068 and $16,329, respectively, was included in convertible debenture. As at January 31, 2023, there is no balance of convertible debenture and accrued interest.